October 5, 2018 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-2 under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) for FNEX Ventures (the “Trust”) (File Nos. 333-226250 and 811-23363)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of FNEX Ventures (“the Trust”), please find a Pre-Effective Amendment to the Trust’s Registration Statement under the Securities Act and to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
John H. Lively

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com